Label	Element	Value
Emerging Markets Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Small Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Small Cap Portfolio (the "Portfolio") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and on page 76 of this Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the period December 15, 2015 (commencement of operations) through December 31, 2015, the Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in equity securities of small capitalization companies operating in emerging markets.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser allocates the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, at least 80% of the Portfolio's assets will be invested in equity securities of small capitalization companies operating in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be a small capitalization company if it has a total market capitalization at the time of purchase of $3.5 billion or less.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio's benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. For purposes of the Portfolio's 80% policy, emerging market countries will include frontier emerging market countries.

The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries in which the Fund currently may invest include Argentina, Bahrain, Bangladesh, Botswana, Bulgaria, Croatia, Ecuador, Egypt, Estonia, Georgia, Ghana, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Laos, Latvia, Lebanon, Lithuania, Mauritius, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Qatar, Romania, Saudi Arabia, Serbia, Slovenia, Sri Lanka, Trinidad & Tobago, Tunisia, Ukraine, United Arab Emirates and Vietnam. The countries that comprise frontier emerging markets may change from time to time.

The equity securities in which the Portfolio may primarily invest include common and preferred stocks, convertible securities and equity-linked securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Portfolio may hold or have exposure to equity securities of companies in any industry or sector.

For purposes of maintaining exposure of at least 80% of the Portfolio's assets to equity securities of small capitalization companies operating in emerging market countries, the Portfolio may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to small capitalization companies operating in emerging market countries, and derivative instruments as described herein.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Small Capitalization Companies. Investments in small capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. The risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries.

  The Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corportion or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corportion or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that provide some indication of the risks of an investment in the Portfolio, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that provide some indication of the risks of an investment in the Portfolio, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Emerging Markets Small Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.64%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.98%	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,769
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	931
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,715
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,769
Emerging Markets Small Cap Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	15.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	17.50%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	15.45%	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares"), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	722
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,723
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,020
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,676
Emerging Markets Small Cap Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	15.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	18.25%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	15.45%	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.80%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Portfolio Shares" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 383
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,983
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,770
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	283
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,983
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,770
Emerging Markets Small Cap Portfolio | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	15.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	17.25%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	15.60%	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,310
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,615

[1]	Other Expenses have been estimated for the current fiscal year.
[2]	The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2015. Actual Acquired Fund Fees and Expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.65% for Class I, 2.00% for Class A, 2.75% for Class C and 1.60% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[4]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
[5]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information-How to Redeem Portfolio Shares" for a complete discussion of the CDSC.